Other Intangible Assets, net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Other intangible assets	Dec. 31, 2010 Other intangible assets	Dec. 31, 2009 Other intangible assets	May 02, 2011 TermNet	Dec. 31, 2010 TSYS Merchant Solutions	Apr. 30, 2010 TSYS Merchant Solutions	Mar. 31, 2010 TSYS Merchant Solutions
Finite-Lived Intangible Assets [Line Items]
Business acquisition, percentage of ownership					49.00%	51.00%
Business acquisition, cash paid				$ 42,000,000			$ 150,450,000
Business acquisition, acquired intangible assets				11,740,000		80,500,000
Amortization expenses recorded in selling, general and administrative expenses	$ 13,200,000	$ 11,200,000	$ 3,400,000